Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

34. Commitments

a. Contracts

a.1 Subsidiary Ultracargo Logística has agreements with CODEBA, with the Complexo Industrial Portuário Governador Eraldo Gueiros and with the company Empresa Maranhense de Administração Portuária, in connection with its port facilities in Aratu, Suape and Itaqui, respectively. Such agreements establish a minimum cargo movement of products, as shown below:

Port	Minimum movement per year	Maturity
Aratu	900,000 ton.	2022
Suape	250,000 ton.	2027
Suape	400,000 ton.	2029
Aratu	465,403 ton.	2031
Itaqui	1,222,377 m³	2049

If the annual movement is less than the minimum contractual movement, the subsidiary is liable to pay the difference between the effective movement and the minimum contractual movement, based on the port tariff rates in effect on the date established for payment. As of December 31, 2021, these rates were R$ 8.37 and R$ 2.67 per ton for Aratu and Suape, respectively and R$ 0.85 per m³ for Itaqui. According to contractual conditions and tolerances, on December 31, 2021 there were no material obligations regarding the minimum purchase limits of the contract.

b. Insurance coverage

The Company is supported by insurance policies with the objective of covering several risks to which it is exposed.

In the insurance policies the maximum compensation values based on the risk analysis of certain locations.

The General Liability Insurance program covers the Ultrapar and its subsidiaries with a maximum aggregate coverage of US$ 250 million.

The Company maintains liability insurance policies for directors, executive officers and council to indemnify Ultrapar and its subsidiaries in the total amount of US$ 80 million.

In addition, group life and personal accident, health and national and international transportation and other insurance policies are also maintained.

The coverage and limit of the insurance policies are based on a careful study of risks and losses conducted by independent insurance advisors, being the type and amounts of insurance are considered by management to be sufficient to cover potential losses based that may occur in view of the nature of the activities conducted by the companies.

c. Area port lease

On March 22, 2019, Ultrapar, through its subsidiary IPP, won the port concessions of three areas with minimum storage capacity of 64 thousand m³ (unaudited) located at the port of Cabedelo, in the state of Paraíba, and one area with minimum storage capacity of 66 thousand m³ (unaudited) at the port of Vitória, in the state of Espírito Santo, which will be designated for handling, storage and distribution of fuels. These concessions were carried out by two consortiums of which IPP holds one third of the total participation. For the port of Cabedelo, the companies Nordeste Logística I, Nordeste Logística II and Nordeste Logística III were incorporated, in partnership with Raízen Combustível S.A. and Petrobrás Distribuidora S.A. For the port of Vitória, the company Navegantes was incorporated, in partnership with Raízen Combustível S.A. and Petrobrás Distribuidora S.A. The total investments related to IPP’s participation is up to R$160 million (unaudited) for a concession term of 25 years.

On April 5, 2019, Company, through its subsidiary IPP and Ultracargo Logística, also won three concessions. IPP won two concessions in the port of Miramar, in Belém, state of Pará: (i) area BEL02A, through a consortium 50% owned by IPP, that shall have minimum storage capacity of 41 thousand m³ (unaudited), and (ii) area BEL04, which is currently operated by IPP with minimum storage capacity of 23 thousand m³ (unaudited). Such areas will be operated for at least 15 years, according to the auction notice. For the area BEL02A, Latitude was incorporated, together with Petróleo Sabbá S.A. Ultracargo Logística won the concession of area VDC12 in the port of Vila do Conde, in Barcarena, state of Pará. The minimum storage capacity will be 59 thousand m³ (unaudited). The area will be operated by Ultracargo Logística for at least 25 years, according to the auction notice. For the area VDC12, Tequimar Vila do Conde was incorporated (see Note 4.b).

On April 9, 2021, the Company, through its subsidiary Ultracargo Logística, won the auction for leasing the IQI13 area in the Itaqui port, State of Maranhão, for storage and handling of liquid bulk products, especially fuels. In the leased area, a new terminal will be built with a minimum installed capacity of 79 thousand cubic meters (unaudited). The lease will have a minimum duration of 20 years according to the auction notice. For this capacity, an investment of approximately R$ 310 million is estimated, including the amount related to the grant, to be disbursed in up to six years after signing of the contract.